Cover	Jul. 16, 2020
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 16, 2020
Entity File Number	001-37469
Entity Registrant Name	Green Plains Partners LP
Entity Central Index Key	0001635650
Entity Tax Identification Number	47-3822258
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1811 Aksarben Drive
Entity Address, City or Town	Omaha
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68106
City Area Code	402
Local Phone Number	884-8700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Units, Representing Limited Partner Interests
Trading Symbol	GPP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true